UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
August 4, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 96
Form 13F Information Table Value Total: $4,297,540 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
A.G. Edwards, Inc.             COM         281760108     9980  221048 SH       SOLE                 208713          12335
Affiliated Managers Group      COM         008252108     8097  118500 SH       SOLE                 118500
Altera Corp.                   COM         021441100     4356  220000 SH       SOLE                 220000
American Eagle Outfitters      COM         02553E106     2298   75000 SH       SOLE                  75000
American International Group   COM         026874107     9877  170000 SH       SOLE                 170000
Amgen, Inc.                    COM         031162100    12896  213300 SH       SOLE                 213300
Apple Computer                 COM         037833100     1288   35000 SH       SOLE                  35000
Applied Materials, Inc.        COM         038222105     8414  520000 SH       SOLE                 520000
Baxter International           COM         071813109    98883 2665297 SH       SOLE                2529913         135384
Bed Bath Beyond Inc            COM         075896100    14748  353000 SH       SOLE                 353000
Berkshire Hathaway Inc Class A COM         084670108      585       7 SH       SOLE                      7
Berkshire Hathaway Inc. Del Cl COM         084670207   142941   51353 SH       SOLE                  48551           2802
Best Buy Company               COM         086516101     8768  127900 SH       SOLE                 127900
Biogen Idec                    COM         09062x103     8957  260000 SH       SOLE                 260000
Biomet Inc.                    COM         090613100     8311  240000 SH       SOLE                 240000
Boeing                         COM         097023105      446    6750 SH       SOLE                                  6750
Boston Scientific              COM         101137107     8402  311200 SH       SOLE                 311200
Bristol-Myers Squibb           COM         110122108     1071   42887 SH       SOLE                  22267          20620
Cabela's Inc Cl A              COM         126804301    13470  630610 SH       SOLE                 595055          35555
Capital One Finl Corp          COM         14040H105    13602  170000 SH       SOLE                 170000
Carmax, Inc.                   COM         143130102     9836  369065 SH       SOLE                 348540          20525
Charles River Laboratories     COM         159864107    14453  299535 SH       SOLE                 282875          16660
Check Point Software Tech.     COM         M22465104    86487 4361426 SH       SOLE                4166641         194785
Cintas Corp.                   COM         172908105    16948  439055 SH       SOLE                 422870          16185
Cisco Systems, Inc.            COM         17275R102   126633 6636973 SH       SOLE                6317347         319626
Citigroup, Inc.                COM         172967101   123786 2677604 SH       SOLE                2550045         127559
Comcast, Corp. - Cl A          COM         20030N101      751   24475 SH       SOLE                  24475
Comcast, Corp. - Special Cl A  COM         20030N200   132519 4424679 SH       SOLE                4199111         225568
Community Health Systems       COM         203668108    10562  279505 SH       SOLE                 263230          16275
Costco Wholesale Corp          COM         22160K105    86949 1943856 SH       SOLE                1846632          97224
Countrywide Credit Indus       COM         222372104    10154  263000 SH       SOLE                 263000
Del Monte Foods Co.            COM         24522P103    12946 1202005 SH       SOLE                1135335          66670
Dover Corp.                    COM         260003108   127698 3510129 SH       SOLE                3337967         172162
EBAY Inc.                      COM         278642103     1981   60000 SH       SOLE                  60000
Estee Lauder Companies Class A COM         518439104    80213 2049905 SH       SOLE                1951150          98755
Expeditors International Wash  COM         302130109    12666  254282 SH       SOLE                 240472          13810
Family Dollar Stores           COM         307000109     5220  200000 SH       SOLE                 200000
First Data Corp                COM         319963104   165001 4110637 SH       SOLE                3911235         199402
Fiserv, Inc                    COM         337738108   113407 2644134 SH       SOLE                2524043         120091
Flextronics Intl LTD           COM         Y2573F102     7530  570000 SH       SOLE                 570000
Freddie Mac                    COM         313400301    61834  947940 SH       SOLE                 901231          46709
Harley-Davidson Inc            COM         412822108    97541 1966556 SH       SOLE                1868276          98280
Health Mgmt Assoc. Inc.-A      COM         421933102   124787 4766490 SH       SOLE                4537712         228778
Hewitt Associates Inc          COM         42822q100    16065  605995 SH       SOLE                 572620          33375
Hewlett-Packard                COM         428236103    11285  480000 SH       SOLE                 480000
Home Depot                     COM         437076102    12331  317000 SH       SOLE                 317000
IDT Corp.                      COM         448947101     5806  438512 SH       SOLE                 409302          29210
Intel Corp                     COM         458140100    11631  447000 SH       SOLE                 447000
International Game Technology  COM         459902102     2682   95275 SH       SOLE                  92975           2300
Intuit, Inc.                   COM         461202103    99929 2215230 SH       SOLE                2120607          94623
Jacobs Engineering Group, Inc. COM         469814107    14624  259931 SH       SOLE                 244706          15225
Johnson & Johnson              COM         478160104   113182 1741267 SH       SOLE                1653458          87809
Kenneth Cole Productions-A     COM         193294105    10800  347051 SH       SOLE                 329161          17890
Kohls Corp                     COM         500255104    12692  227000 SH       SOLE                 227000
Laboratory Crp of Amer Hldgs   COM         50540R409    20456  409947 SH       SOLE                 394747          15200
Liberty Global Inc.            COM         530555101    12306  264030 SH       SOLE                 248177          15853
Liberty Media Corp - A         COM         530718105   183803 18037545 SH      SOLE               17176757         860788
Linear Tech Corp.              COM         535678106      807   22000 SH       SOLE                  22000
Liz Claiborne                  COM         539320101   150262 3779238 SH       SOLE                3597355         181883
Lowe's Companies               COM         548661107    11644  200000 SH       SOLE                 200000
MBNA Corp.                     COM         55262L100   170852 6531055 SH       SOLE                6215343         315712
MGIC Investment                COM         552848103   125404 1922787 SH       SOLE                1823394          99393
Markel Corp.                   COM         570535104    64236  189488 SH       SOLE                 183944           5544
Maxim Integrated Prods         COM         57772K101     2140   56000 SH       SOLE                  56000
McDonalds                      COM         580135101   112140 4041092 SH       SOLE                3839851         201241
Mercury General Corp.          COM         589400100    16170  296585 SH       SOLE                 280190          16395
Mercury Interactive Corp       COM         589405109     1458   38000 SH       SOLE                  38000
Merrill Lynch                  COM         590188108     8802  160000 SH       SOLE                 160000
Microsoft Corp                 COM         594918104   161208 6489860 SH       SOLE                6158369         331491
Mohawk Industries, Inc.        COM         608190104    83610 1013454 SH       SOLE                 966771          46683
Morgan Stanley                 COM         617446448   148049 2821597 SH       SOLE                2689580         132012
Mylan Labs                     COM         628530107     5483  285000 SH       SOLE                 285000
NASDAQ-100 Index Tracking      COM         631100104    13609  370000 SH       SOLE                 370000
Natuzzi Spa                    ADR         63905A101     1264  155298 SH       SOLE                 146308           8990
Odyssey Re Holdings Corp       COM         67612W108    14347  581315 SH       SOLE                 550010          31305
Oracle Systems                 COM         68389X105     1320  100000 SH       SOLE                 100000
Pfizer, Inc.                   COM         717081103     4002  145100 SH       SOLE                 145100
QLogic Corp                    COM         747277101      926   30000 SH       SOLE                  30000
Ross Stores, Inc.              COM         778296103     1735   60000 SH       SOLE                  60000
Scripps Co. (E.W.) - Cl A      COM         811054204    10619  217598 SH       SOLE                 205573          12025
Symantec Corp                  COM         871503108     8696  400000 SH       SOLE                 400000
Taiwan Semiconductor           ADR         874039100    37885 4154096 SH       SOLE                3880511         273585
Target Corporation             COM         87612E106    88834 1632675 SH       SOLE                1565119          67556
Texas Instruments              COM         882508104     4323  154000 SH       SOLE                 154000
Tiffany & Co.                  COM         886547108    16787  512409 SH       SOLE                 489174          23235
Valassis Communications, Inc.  COM         918866104    12895  348055 SH       SOLE                 329490          18565
Viacom Inc. - Cl B             COM         925524308   124839 3898769 SH       SOLE                3701011         197758
Wal-Mart Stores                COM         931142103   132281 2744414 SH       SOLE                2603855         140559
Walgreen Co                    COM         931422109    76765 1669169 SH       SOLE                1587263          81906
Waste Management, Inc.         COM         94106L109   127418 4496059 SH       SOLE                4283441         212618
Wells Fargo & Co               COM         949746101   118408 1922828 SH       SOLE                1824608          98220
White Mountains Insurance Grp  COM         G9618E107    18342   29072 SH       SOLE                  27578           1494
Wiley (John) & Sons - Cl A     COM         968223206     9546  240270 SH       SOLE                 228050          12220
Williams-Sonoma, Inc.          COM         969904101      910   23000 SH       SOLE                  23000
Willis Group Holdings LTD      COM         G96655108    71962 2199339 SH       SOLE                2094994         104345
Xilinx, Inc.                   COM         983919101     2678  105000 SH       SOLE                 105000